Subsequent Events (Details Narrative) - Subsequent Event Type [Member] - BRL (R$)	Jan. 24, 2024	Jan. 11, 2024
IfrsStatementLineItems [Line Items]
Distribution of interim dividend		R$ 1,500,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of common shares	36,205,005
Share capital percentage	100.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of common shares	36,205,005
Santander [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	36,205,005